C3 Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Leases [Abstract]
Summary of Components of Right of Use Assets

Right-of-use of assets 2019
	Real estate	Vehicles	Other	Total
Acquisition right value
Adjusted opening balance due to IFRS 16	9,151	452	126	9,729
Additions	2,035	265	—	2,300
Balances regarding acquired/divested business	(21)	—	—	(21)
Terminations	(127)	(29)	—	(156)
Translation differences	225	10	—	235
Closing balance	11,263	698	126	12,087

Accumulated depreciations
Opening balance	—	—	—	—
Depreciations	(2,162)	(284)	(28)	(2,474)
Balances regarding acquired/divested business	1	—	—	1
Terminations	14	22	—	36
Translation differences	21	2	—	23
Closing balance	(2,126)	(260)	(28)	(2,414)

Accumulated impairment losses
Adjusted opening balance due to IFRS 16	(767)	—	—	(767)
Impairment losses	(75)	—	—	(75)
Translation differences	(30)	—	—	(30)
Closing balance	(872)	—	—	(872)

Financial sublease
Adjusted opening balance due to IFRS 16	(311)	—	—	(311)
Reversal of derecognition	2	—	—	2
Translation differences	(5)	—	—	(5)
Closing balance	(314)	—	—	(314)

Net carrying value	7,951	438	98	8,487

Summary of Cash payments
Cash payments
2019
Amortization of the lease liabilities 1)	(2,990)
Interest expense of the lease liabilities	(551)
Low-value asset not included in the measurement of the liabilities	(194)
Variable lease payments not included in the measurement of the lease liabilities	(357)
Total cash outflow	(4,092)
1)	Including advance payments.

Summary of Future Minimum Payment Receivables
Future minimum payment receivables
	Financial leases	Operating leases
2020	57	81
2021	59	56
2022	61	34
2023	63	21
2024	64	9
2025 and later	17	6
Total	321	207

Summary of Future Minimum Payment Obligations and Receivables
Future minimum payment obligations and receivables
	Future minimum lease	Future minimum lease
	payment obligations	payment receivables
2019	3,088	105
2020	2,603	100
2021	2,126	101
2022	1,311	98
2023	1,033	97
2024 and later	3,208	104
Total	13,369	605